Other Assets	12 Months Ended
Dec. 31, 2019
Miscellaneous assets [abstract]
Other Assets
18.	Other Assets:

As of December 31, 2018 and 2019, other assets are detailed as follows:

	2018	2019
	MCh$	MCh$
Assets held for leasing (*)	101,848	139,389

Assets received or awarded as payment (***):
Assets awarded at judicial sale	14,171	10,967
Assets received in lieu of payment	10,700	7,770
Provisions for assets received in lieu of payment	(1,915)	(1,349)
Subtotal	22,956	17,388

Other Assets
Deposit by derivatives margin	336,548	475,852
Other accounts and notes receivable	29,080	44,671
Documents intermediated (**)	28,478	40,911
Prepaid expenses	37,394	34,934
Recoverable income taxes	44,665	33,136
Commissions receivable	12,155	14,191
Other	38,567	42,528
Subtotal	526,887	686,223
Total	651,691	843,000

(*)	These correspond to property and equipment to be given under a financial lease.
(**)	Documents intermediated refers to securities lending agreements managed by the Bank's subsidiary Banchile Corredores de Bolsa S.A.
(***)	Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.